Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2014
Transactions with Related Parties [Abstract]
Related Party Transactions
	2012	2013	2014
Included in Commissions
(1(i)) Charter hire commissions	$646,987	$750,533	$708,153

Netted against Gain from sale of assets
(1(ii)) Vessel sale & purchase commissions	$-	$-	$745,000

Included in Vessel operating expenses
(1(v)) Superintendent fees	$338,826	$399,626	$481,200

Included in Dry-docking expenses
(1(v)) Superintendent fees	$-	$109,248	$123,840

Management fees - related party
(1(iii)) Management fees	$3,428,548	$4,104,271	$4,628,813
(2) Financial accounting and reporting services	666,196	720,361	$757,442
(3) Loretto agreement	-	1,049,784	$880,015
Total Management fees	$4,094,744	$5,874,416	$6,266,270

Included in General and administrative expenses
(4) Administrative fees	$36,085	$38,598	$37,746
(7) Executive services agreement	$3,228,438	$7,582,634	$5,689,152